REGULATORY MATTERS - Capital Amounts and Ratios (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Tier 1 capital to average assets
Capital conservation buffer	0.0250	0.0250
Consolidated
Total capital to risk-weighted assets
Actual	$ 621,506	$ 622,444
Actual, ratio	0.1359	0.1422
Minimum for Adequately Capitalized Institutions	$ 365,958	$ 350,113
Minimum for adequately capitalized institutions, ratio	0.0800	0.0800
Tier 1 capital to risk-weighted assets
Actual	$ 564,180	$ 527,616
Actual, ratio	0.1233	0.1206
Minimum for Adequately Capitalized Institutions	$ 274,468	$ 262,585
Minimum for adequately capitalized institutions, ratio	0.0600	0.0600
Common equity tier 1 capital to risk-weighted assets
Actual	$ 525,540	$ 489,044
Actual, ratio	0.1149	0.1117
Minimum for Adequately Capitalized Institutions	$ 205,851	$ 196,939
Minimum for adequately capitalized institutions, ratio	0.0450	0.0450
Tier 1 capital to average assets
Banking regulation, tier 1 leverage capital, actual	$ 564,180	$ 527,616
Actual, ratio	0.1027	0.0985
Minimum for Adequately Capitalized Institutions	$ 219,663	$ 214,332
Minimum for adequately capitalized institutions, ratio	0.0400	0.0400
Independent Bank
Total capital to risk-weighted assets
Actual	$ 570,750	$ 567,254
Actual, ratio	0.1249	0.1299
Minimum for Adequately Capitalized Institutions	$ 365,463	$ 349,335
Minimum for adequately capitalized institutions, ratio	0.0800	0.0800
Minimum for Well-Capitalized Institutions	$ 456,829	$ 436,668
Minimum for well-capitalized institutions, ratio	0.1000	0.1000
Tier 1 capital to risk-weighted assets
Actual	$ 513,500	$ 512,546
Actual, ratio	0.1124	0.1174
Minimum for Adequately Capitalized Institutions	$ 274,098	$ 262,001
Minimum for adequately capitalized institutions, ratio	0.0600	0.0600
Minimum for Well-Capitalized Institutions	$ 365,463	$ 349,335
Minimum for well-capitalized institutions, ratio	0.0800	0.0800
Common equity tier 1 capital to risk-weighted assets
Actual	$ 513,500	$ 512,546
Actual, ratio	0.1124	0.1174
Minimum for Adequately Capitalized Institutions	$ 205,573	$ 196,501
Minimum for adequately capitalized institutions, ratio	0.0450	0.0450
Minimum for Well-Capitalized Institutions	$ 296,939	$ 283,834
Minimum for well-capitalized institutions, ratio	0.0650	0.0650
Tier 1 capital to average assets
Banking regulation, tier 1 leverage capital, actual	$ 513,500	$ 512,546
Actual, ratio	0.0936	0.0958
Minimum for Adequately Capitalized Institutions	$ 219,422	$ 214,112
Minimum for adequately capitalized institutions, ratio	0.0400	0.0400
Minimum for Well-Capitalized Institutions	$ 274,278	$ 267,640
Minimum for well-capitalized institutions, ratio	0.0500	0.0500